STOCKHOLDERS' EQUITY (Details 4) - Stock Options [Member] - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Shares Underlying options
Outstanding at beginning	[1]	100,000	200,000		200,000
Granted				[1]		[1]
Forfeited/Cancelled			100,000	[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		100,000	100,000	[1]	200,000	[1]
Exercise price per share
Outstanding at beginning	[1]	$ 0.40	$ 0.40		$ 0.40
Granted				[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		0.40	0.40	[1]	0.40	[1]
Weighted average exercise price
Outstanding at beginning	[1]	0.40	0.40		0.40
Granted				[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		$ 0.40	$ 0.40	[1]	$ 0.40	[1]

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.